RIGHT OF USE ASSETS - Disclosure of Quantitative Information about Right-of-Use Assets (Details) - CAD ($)	12 Months Ended
	May 31, 2026	May 31, 2025
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	$ 163,918	$ 125,542
Additions	472,214	161,949
Balance at end of period	480,177	163,918
Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	235,805	218,145
Additions	472,214	161,949
Disposal	(161,949)	(144,289)
Balance at end of period	546,070	235,805
Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(71,887)	(92,603)
Charge for the year	70,482	53,833
Disposal	(76,476)	(74,549)
Balance at end of period	$ (65,893)	$ (71,887)